SIGNIFICANT ACCOUNTING POLICIES - Government subsidies (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
SIGNIFICANT ACCOUNTING POLICIES
Government subsidy income	$ 683	$ 863	$ 573
Government subsidy recognized as deduction of cost of revenues	$ 1,098	$ 0	$ 0